Borrowings - Financial borrowings (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023		Dec. 31, 2022	Dec. 31, 2021	Aug. 31, 2020
Borrowings
Borrowing		$ 1,333,237		$ 1,465,437	$ 1,439,603
Aeropuertos Argentina 2000 SA [Member]
Borrowings
Borrowing						$ 2,000
Bank And Financial Borrowings [Member]
Borrowings
Borrowing		$ 407,800	[1]	$ 478,900
Bank And Financial Borrowings [Member] | Inframerica Concessionaria do Aeroporto Sao Goncalo do Amarante | September 2032
Borrowings
Borrowings, interest rate basis		TJLP(1) plus spread	[2]	TJLP(1) plus spread
Borrowing		$ 6,600	[1],[2]	$ 6,400
Bank And Financial Borrowings [Member] | Inframerica Concessionaria do Aeroporto Sao Goncalo do Amarante | June 2032
Borrowings
Borrowings, interest rate basis		T.R. plus spread plus IPCA		T.R. plus spread plus IPCA
Borrowing		$ 1,800	[1]	$ 1,800
Bank And Financial Borrowings [Member] | Inframerica Concessionaria do Aeroporto Sao Goncalo do Amarante | September 2032
Borrowings
Borrowings, interest rate basis		T.R. plus spread plus IPCA		T.R. plus spread plus IPCA
Borrowing		$ 4,900	[1]	$ 5,500
Bank And Financial Borrowings [Member] | Inframerica Concessionaria do Aeroporto Sao Goncalo do Amarante | July 2032
Borrowings
Borrowings, interest rate basis		T.R. plus spread plus IPCA		T.R. plus spread plus IPCA
Borrowing		$ 2,300	[1]	$ 1,700
Bank And Financial Borrowings [Member] | Inframerica Concessionaria do Aeroporto de Brasilia | December 2033
Borrowings
Borrowings, interest rate basis		TJLP(1) plus spread	[2]	TJLP(1) plus spread
Borrowing		$ 213,900	[1],[2]	$ 208,300
Bank And Financial Borrowings [Member] | Inframerica Concessionaria do Aeroporto de Brasilia | March 2023
Borrowings
Borrowings, interest rate basis				CDI plus spread
Borrowing				$ 800
Bank And Financial Borrowings [Member] | Terminal Aeroportuaria Guayaquil S.A. ("TAGSA") | November 2024
Borrowings
Borrowings, interest rate basis		T.R.E.(3) plus spread	[3]	T.R.E.(3) plus spread
Borrowing		$ 1,800	[1],[3]	$ 3,600
Bank And Financial Borrowings [Member] | Terminal Aeroportuaria Guayaquil S.A. ("TAGSA") | February 2026
Borrowings
Borrowings, interest rate basis		T.R.E.(3) plus spread	[3]	T.R.E.(3) plus spread
Borrowing		$ 4,200	[1],[3]	$ 5,900
Bank And Financial Borrowings [Member] | Terminal Aeroportuaria Guayaquil S.A. ("TAGSA") | December 2025
Borrowings
Borrowings, interest rate basis		T.R.E.(3) plus spread	[3]	T.R.E.(3) plus spread
Borrowing		$ 1,400	[1],[3]	$ 2,100
Bank And Financial Borrowings [Member] | Terminal Aeroportuaria Guayaquil S.A. ("TAGSA") | December 2025
Borrowings
Borrowings, interest rate basis		T.R.E.(3) plus spread	[3]	T.R.E.(3) plus spread
Borrowing		$ 3,600	[1],[3]	$ 5,400
Bank And Financial Borrowings [Member] | URUGUAY | April 2023
Borrowings
Borrowings, interest rate				4.40%
Borrowing				$ 200
Bank And Financial Borrowings [Member] | URUGUAY | October 2024
Borrowings
Borrowings, interest rate		4.30%		4.30%
Borrowing		$ 400	[1]	$ 1,000
Bank And Financial Borrowings [Member] | URUGUAY | February 2026
Borrowings
Borrowings, interest rate		4.30%		4.30%
Borrowing		$ 600	[1]	$ 800
Bank And Financial Borrowings [Member] | URUGUAY | November 2027
Borrowings
Borrowings, interest rate		5.37%		5.37%
Borrowing		$ 1,000	[1]	$ 1,000
Bank And Financial Borrowings [Member] | URUGUAY | January 2028
Borrowings
Borrowings, interest rate		5.37%
Borrowing	[1]	$ 1,000
Bank And Financial Borrowings [Member] | Toscana Aeroporti S.p.A. | March 2023
Borrowings
Borrowings, interest rate basis				Euribor 3 month plus spread
Borrowing				$ 10,100
Bank And Financial Borrowings [Member] | Toscana Aeroporti S.p.A. | March 2023 two
Borrowings
Borrowings, interest rate				1.86%
Borrowing				$ 11,800
Bank And Financial Borrowings [Member] | Toscana Aeroporti S.p.A. | May 2023
Borrowings
Borrowings, interest rate				3.76%
Borrowing				$ 5,400
Bank And Financial Borrowings [Member] | Toscana Aeroporti S.p.A. | January 2023
Borrowings
Borrowings, interest rate basis				Euribor 3 month plus spread
Borrowing				$ 3,800
Bank And Financial Borrowings [Member] | Toscana Aeroporti S.p.A. | September 2027
Borrowings
Borrowings, interest rate basis		Euribor 6 month plus spread		Euribor 6 month plus spread
Borrowing		$ 13,000	[1]	$ 15,500
Bank And Financial Borrowings [Member] | Toscana Aeroporti S.p.A. | June 2023
Borrowings
Borrowings, interest rate basis				Euribor 3 month plus spread
Borrowing				$ 100
Bank And Financial Borrowings [Member] | Toscana Aeroporti S.p.A. | December 2023
Borrowings
Borrowings, interest rate				1.65%
Borrowing				$ 100
Bank And Financial Borrowings [Member] | Toscana Aeroporti S.p.A. | September 2026
Borrowings
Borrowings, interest rate basis		Euribor 3 month plus spread		Euribor 3 month plus spread
Borrowing		$ 60,500	[1]	$ 85,100
Bank And Financial Borrowings [Member] | Toscana Aeroporti S.p.A. | June 2024
Borrowings
Borrowings, interest rate basis		Euribor 3 month plus spread
Borrowing	[1]	$ 100
Bank And Financial Borrowings [Member] | Toscana Aeroporti S.p.A. | June 2024
Borrowings
Borrowings, interest rate basis				Euribor 3 month plus spread
Borrowing				$ 200
Bank And Financial Borrowings [Member] | Toscana Aeroporti S.p.A. | March 2024
Borrowings
Borrowings, interest rate basis		Euribor 3 month plus spread
Borrowing	[1]	$ 9,400
Bank And Financial Borrowings [Member] | Toscana Aeroporti S.p.A. | March 2024 two
Borrowings
Borrowings, interest rate basis		Euribor 6 month plus spread
Borrowing	[1]	$ 12,300
Bank And Financial Borrowings [Member] | Toscana Aeroporti S.p.A. | February 2024
Borrowings
Borrowings, interest rate basis		Euribor 3 month plus spread
Borrowing	[1]	$ 4,000
Bank And Financial Borrowings [Member] | Toscana Aeroporti S.p.A. | January 2024
Borrowings
Borrowings, interest rate		6.10%
Borrowing	[1]	$ 12,200
Bank And Financial Borrowings [Member] | Toscana Aeroporti S.p.A. | March 2023
Borrowings
Borrowings, interest rate				1.60%
Borrowing				$ 11,900
Bank And Financial Borrowings [Member] | Armenia International Airports C.J.S.C. | December 2024
Borrowings
Borrowings, interest rate		6.00%
Borrowing	[1]	$ 13,200
Bank And Financial Borrowings [Member] | Armenia International Airports C.J.S.C. | December 2025
Borrowings
Borrowings, interest rate				6.00%
Borrowing				$ 21,100
Bank And Financial Borrowings [Member] | Aeropureto De Neuguen S.A [Member] | November 2024
Borrowings
Borrowings, interest rate basis				BADLAR plus spread
Borrowing				$ 1,200
Bank And Financial Borrowings [Member] | Aeropuertos Argentina 2000 SA [Member] | December 2024
Borrowings
Borrowings, interest rate		15.50%
Borrowing	[1]	$ 100
Bank And Financial Borrowings [Member] | Aeropuertos Argentina 2000 SA [Member] | November 2024
Borrowings
Borrowings, interest rate basis				BADCOR plus spread
Borrowings, interest rate		8.50%
Borrowing		$ 9,000	[1]	$ 8,000
Bank And Financial Borrowings [Member] | Aeropuertos Argentina 2000 SA [Member] | October 2025
Borrowings
Borrowings, interest rate basis		SOFR plus spread		SOFR plus spread
Borrowing		$ 10,200	[1]	$ 10,200
Bank And Financial Borrowings [Member] | Aeropuertos Argentina 2000 SA [Member] | November 2024 [Member]
Borrowings
Borrowings, interest rate				8.50%
Borrowing				$ 17,800
Bank And Financial Borrowings [Member] | Aeropuertos Argentina 2000 SA [Member] | November 2024 Three
Borrowings
Borrowings, interest rate basis				BADCOR plus spread
Borrowing				$ 1,600
Bank And Financial Borrowings [Member] | Aeropuertos Argentina 2000 SA [Member] | February 2023
Borrowings
Borrowings, interest rate basis				SOFR plus spread
Borrowing				$ 2,400
Bank And Financial Borrowings [Member] | Aeropuertos Argentina 2000 SA [Member] | November 2023
Borrowings
Borrowings, interest rate				6.00%
Borrowing				$ 3,500
Bank And Financial Borrowings [Member] | Aeropuertos Argentina 2000 SA [Member] | January 2024
Borrowings
Borrowings, interest rate		15.50%
Borrowing	[1]	$ 500
Bank And Financial Borrowings [Member] | Aeropuertos Argentina 2000 SA [Member] | July 2024
Borrowings
Borrowings, interest rate		7.00%		7.00%
Borrowing		$ 300	[1]	$ 800
Bank And Financial Borrowings [Member] | Consorcio Aeropuertos Internacionales S.A. | April 2027
Borrowings
Borrowings, interest rate		5.10%		5.10%
Borrowing		$ 5,500	[1]	$ 6,900
Bank And Financial Borrowings [Member] | Consorcio Aeropuertos Internacionales S.A. | April 2027 [Member]
Borrowings
Borrowings, interest rate		3.80%		3.80%
Borrowing		$ 5,500	[1]	$ 6,900
Bank And Financial Borrowings [Member] | Puerta del Sur S.A. | March 2028
Borrowings
Borrowings, interest rate		6.14%		7.03%
Borrowing		$ 8,500	[1]	$ 10,000

[1]	A - Secured/guaranteed
[2]	TJLP - Taxa de Juros de Longo Prazo (Brazilian Long term interest rate).
[3]	T.R.E - Tasa Referencial Ecuador (Ecuadorian reference interest rate).